CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Employee benefits (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Employee benefits
Current	$ 68,363,971	$ 72,367,187
Non-current	23,123,294	20,160,468
Total	91,487,265	92,527,655
Accrued vacation
Employee benefits
Total	30,398,649	30,444,390
Participation in profits and bonuses
Employee benefits
Total	40,149,627	44,107,101
Severance indemnity
Employee benefits
Total	$ 20,938,989	$ 17,976,164